Leases - Reconciliation of lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Beginning Balance	€ 23,898	€ 27,578
Additions to lease liabilities	2,609	2,835
Accretion of interest	661	324
Interest paid	(661)	(324)
Payments	(5,958)	(7,118)	€ (3,817)
Additions from business combinations	867	433
Rent concessions	(38)	(59)	(408)
Derecognition due to lease termination	(16)	(1,400)
Foreign currency effects	652	1,629
Ending Balance	22,014	23,898	€ 27,578
Current	7,302	6,013
Non-current	€ 14,712	€ 17,885